Lease Liabilities - Maturity Schedule of Lease Liabilities (Details) € in Millions	Dec. 31, 2023 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 9,943
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,354
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,876
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,455
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,190
2028
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,008
Subsequent years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,060
Non-current total
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 7,589